ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Sep. 27, 2020	Dec. 29, 2019
ACCRUED EXPENSES
NOTE 3 - ACCRUED EXPENSES

Accrued expenses consisted of the following at:

	27/09/2020	29/12/2019
Accrued real estate taxes	$40,162	$66,959
Accrued payroll	59,125	69,572
Accrued payroll taxes	11,709	7,058
Accrued sales taxes payable	66,578	35,380
Accrued vacation pay	25,211	23,204
Other accrued expenses	628	559

	$203,413	$202,732

Accrued expenses consisted of the following at the end of the respective fiscal years:

	29/12/2019	30/12/2018
Accrued real estate taxes	$66,959	$30,206
Accrued payroll	69,572	70,421
Accrued payroll taxes	7,058	4,025
Accrued sales taxes payable	35,380	45,219
Accrued vacation pay	23,204	23,227
Other accrued expenses	559	1,888

	$202,732	$174,986